INVESTMENTS IN SUBSIDIARIES - Summary of Income Statement Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Attributable to non-controlling interests
Revenue	$ 7,365	$ 7,100	$ 6,593
Subsidiaries with material non-controlling interests
Attributable to non-controlling interests
Revenue	5,568	5,289	4,984
Net income (loss)	976	1,323	217
Total compre-hensive income	1,017	1,317	306
Distributions	370	1,153	109
Attributable to owners of the partnership
Net income (loss)	(361)	583	(2,090)
Total compre-hensive income	(142)	703	(1,611)
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Attributable to non-controlling interests
Revenue	406	444	455
Net income (loss)	36	(7)	1
Total compre-hensive income	59	(11)	1
Distributions	113	389	0
Attributable to owners of the partnership
Net income (loss)	(20)	(122)	(50)
Total compre-hensive income	156	(48)	385
Subsidiaries with material non-controlling interests | BPO
Attributable to non-controlling interests
Revenue	2,105	2,151	2,079
Net income (loss)	124	264	142
Total compre-hensive income	106	257	152
Distributions	24	79	69
Attributable to owners of the partnership
Net income (loss)	(759)	494	(37)
Total compre-hensive income	(802)	482	7
Subsidiaries with material non-controlling interests | U.K Student Housing
Attributable to non-controlling interests
Revenue	191	160	129
Net income (loss)	492	204	63
Total compre-hensive income	482	191	99
Distributions	65	0	8
Attributable to owners of the partnership
Net income (loss)	148	69	21
Total compre-hensive income	134	51	33
Subsidiaries with material non-controlling interests | US Retail
Attributable to non-controlling interests
Revenue	1,557	1,511	1,612
Net income (loss)	(2)	(22)	(211)
Total compre-hensive income	2	(22)	(214)
Distributions	4	10	16
Attributable to owners of the partnership
Net income (loss)	165	(126)	(1,974)
Total compre-hensive income	203	(101)	(1,999)
Subsidiaries with material non-controlling interests | US Manufactured Housing
Attributable to non-controlling interests
Revenue	287	266	252
Net income (loss)	254	572	281
Total compre-hensive income	254	572	281
Distributions	13	675	11
Attributable to owners of the partnership
Net income (loss)	81	183	90
Total compre-hensive income	81	183	90
Subsidiaries with material non-controlling interests | Korea Mixed Use
Attributable to non-controlling interests
Revenue	228	211	268
Net income (loss)	28	364	(187)
Total compre-hensive income	0	304	(187)
Distributions	0	0	0
Attributable to owners of the partnership
Net income (loss)	8	105	(177)
Total compre-hensive income	(28)	28	(177)
Subsidiaries with material non-controlling interests | UK Short Stay
Attributable to non-controlling interests
Revenue	794	546	189
Net income (loss)	44	(52)	128
Total compre-hensive income	114	26	174
Distributions	151	0	5
Attributable to owners of the partnership
Net income (loss)	16	(20)	37
Total compre-hensive income	$ 114	$ 108	$ 50